SCHEDULE OF MATURITY ANALYSIS FOR FINANCIAL LIABILITIES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Accounts payable and accrued expenses	$ 10,544,627	$ 13,127,502
Lease liability	8,133,938	8,182,400
Income tax payable	1,760,485	2,024,865
Retainage payable	1,558,684	1,737,805
Security deposits	2,500,277	2,161,515
Long and short-term debt	277,400,780	271,344,270
Total	301,898,791	298,578,357
Accounts payable and accrued expenses	3,800,000
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Lease liability		8,182,400
Income tax payable		2,024,865	$ 663,703
Retainage payable		1,737,805	3,001,433
Security deposits		2,161,515	1,706,959
Long and short-term debt		271,344,270	215,849,667
Total		298,578,357	232,373,360
Accounts payable and accrued expenses		13,127,502	8,591,922
Deposit for the asset held for sale			2,400,000
Lease liability		3,175,404	159,676
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued expenses	1,224,663	764,016
Lease liability	68,837	8,530
Income tax payable
Retainage payable
Security deposits	195,000
Long and short-term debt
Total	1,488,500	772,546
Not later than one month [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Lease liability		8,530
Income tax payable
Retainage payable
Security deposits
Long and short-term debt			87,906,445
Total		772,546	88,288,762
Accounts payable and accrued expenses		764,016	382,317
Deposit for the asset held for sale
Lease liability
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued expenses	3,104,396	4,472,279
Lease liability	84,502	33,060
Income tax payable	481,972	2,024,865
Retainage payable		155,207
Security deposits	92,727	83,234
Long and short-term debt	4,491,594	1,624,415
Total	8,255,191	8,393,060
Later than one month and not later than three months [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Lease liability		33,060
Income tax payable		2,024,865	663,703
Retainage payable		155,207	302,066
Security deposits		83,234
Long and short-term debt		1,624,415	5,888,900
Total		8,393,060	13,769,556
Accounts payable and accrued expenses		4,472,279	6,899,250
Deposit for the asset held for sale
Lease liability			15,637
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued expenses	6,215,568	7,891,207
Lease liability	255,966	238,423
Income tax payable	1,278,513
Retainage payable	1,558,684	1,582,598
Security deposits	48,074	287,727
Long and short-term debt	7,773,656	15,078,681
Total	17,130,461	25,078,636
Later than three months and not later than one year [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Lease liability		238,423
Income tax payable
Retainage payable		1,582,598	2,699,367
Security deposits		287,727
Long and short-term debt		15,078,681	17,666,699
Total		25,078,636	24,123,506
Accounts payable and accrued expenses		7,891,207	1,310,355
Deposit for the asset held for sale			2,400,000
Lease liability			47,085
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued expenses
Lease liability	1,157,129	1,199,059
Income tax payable
Retainage payable
Security deposits	2,164,476	1,790,554
Long and short-term debt	42,772,305	43,032,169
Total	46,093,910	46,021,782
Later than one year and not later than five years [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Lease liability		1,199,059
Income tax payable
Retainage payable
Security deposits		1,790,554	1,706,959
Long and short-term debt		43,032,169	29,632,991
Total		46,021,782	31,436,904
Accounts payable and accrued expenses
Deposit for the asset held for sale
Lease liability			96,954
Later than five years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued expenses
Lease liability	6,567,504	6,703,328
Income tax payable
Retainage payable
Security deposits
Long and short-term debt	222,363,225	211,609,005
Total	$ 228,930,729	218,312,333
Later than five years [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Lease liability		6,703,328
Income tax payable
Retainage payable
Security deposits
Long and short-term debt		211,609,005	74,754,632
Total		218,312,333	74,754,632
Accounts payable and accrued expenses
Deposit for the asset held for sale
Lease liability